Nuveen Mortgage and Income Fund
Portfolio of Investments March 31, 2024
(Unaudited)
JLS
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 133.2%  (98.9% of Total Investments)
X–
MORTGAGE-BACKED SECURITIES - 92.0% (68.3% of Total Investments) X 97,777,510
$ 500 (b) Alen 2021-ACEN Mortgage Trust, (TSFR1M reference rate +
4.114% spread), 2021 ACEN, 144A
9.440% 4/15/34 $ 235,346
1,000 (c) BANK 2017-BNK6, 2017 BNK6 3.851% 7/15/60 883,442
1,000 BANK 2019-BNK21, 2019 BN21, 144A 2.500% 10/17/52 577,587
1,000 BBCMS Mortgage Trust 2020-C6, 2020 C6, 144A 3.688% 2/15/53 763,484
1,500 Benchmark 2020-B18 Mortgage Trust, 2020 B18, 144A 4.139% 7/15/53 1,365,900
845 (c) CD 2016-CD1 Mortgage Trust, 2016 CD1 3.631% 8/10/49 594,689
1,500 CD 2016-CD2 Mortgage Trust, 2016 CD2 3.977% 11/10/49 1,245,693
1,978 (c) CD 2017-CD3 Mortgage Trust, 2017 CD3 4.538% 2/10/50 988,883
24 CF 2020-P1 Mortgage Trust, 2020 P1, 144A 2.840% 4/15/25 23,198
672 CFK Trust 2019-FAX, 2019 FAX, 144A 4.637% 1/15/39 598,005
401 CHL Mortgage Pass-Through Trust 2006-HYB1, 2006 HYB1 4.605% 3/20/36 357,835
1,500 (c) COMM 2013-LC13 Mortgage Trust, 2013 LC13, 144A 5.349% 8/10/46 1,244,343
925 (c) COMM 2014-CCRE15 Mortgage Trust, 2014 CR15 4.006% 2/10/47 866,856
1,000 (c) COMM 2014-CCRE17 Mortgage Trust, 2014 CR17 4.377% 5/10/47 951,794
1,452 (c) COMM 2014-CCRE19 Mortgage Trust, 2014 CR19, 144A 4.697% 8/10/47 1,298,781
1,000 (c) Comm 2014-UBS2 Mortgage Trust, 2014 UBS2 4.947% 3/10/47 886,418
1,500 (c) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 842,850
1,400 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22, 144A 3.000% 3/10/48 1,071,217
2,000 (c) COMM 2015-CCRE23 Mortgage Trust, 2015 CR23 4.283% 5/10/48 1,775,858
1,800 (c) COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 3.463% 8/10/48 1,553,242
1,245 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 1,103,030
800 (c) COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 4.516% 8/10/48 766,813
658 (c) COMM Mortgage Trust 4.585% 2/10/47 628,978
3,000 (b),(c) Connecticut Avenue Securities Trust 2021-R01, (SOFR30A
reference rate + 6.000% spread), 2021 R01, 144A
11.320% 10/25/41 3,172,151
625 (b) Connecticut Avenue Securities Trust 2021-R03, (SOFR30A
reference rate + 5.500% spread), 2021 R03, 144A
10.820% 12/25/41 655,417
2,100 (b) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 6.000% spread), 2022 R01, 144A
11.320% 12/25/41 2,215,564
2,550 (b),(c) Connecticut Avenue Securities Trust 2022-R02, (SOFR30A
reference rate + 4.500% spread), 2022 R02, 144A
9.820% 1/25/42 2,684,849
1,000 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 9.850% spread), 2022 R03, 144A
14.823% 3/25/42 1,155,373
2,000 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 6.250% spread), 2022 R03, 144A
6.349% 3/25/42 2,236,419
2,840 (b) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 7.000% spread), 2022 R05, 144A
12.320% 4/25/42 3,100,406
1,900 (b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 12.000% spread), 2022 R07, 144A
17.321% 6/25/42 2,329,980
960 (b),(c) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 6.800% spread), 2022 R07, 144A
12.121% 6/25/42 1,088,463
450 (b) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 6.750% spread), 2022 R09, 144A
12.071% 9/25/42 500,568
2,250 (b),(c) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A
reference rate + 4.750% spread), 2023 R05, 144A
10.071% 6/25/43 2,433,834
2,280 (b),(c) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 3.900% spread), 2023 R06, 144A
9.188% 7/25/43 2,401,990
33,000 DOLP Trust 2021-NYC, 2021 NYC, (I/O), 144A 0.665% 5/10/41 1,151,913
4,000 (b),(c) Fannie Mae - CAS, (SOFR30A reference rate + 5.550%
spread), 2023 R02, 144A
10.870% 1/25/43 4,420,484
1 FARM 21-1 Mortgage Trust, 2021 1, 144A 3.241% 7/25/51 890
83 Flagstar Mortgage Trust 2017-2, 2017 2, 144A 3.987% 10/25/47 73,009
7,601 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.225% 7/25/41 739,993
3,000 (b) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 7.500% spread), 2021 DNA6, 144A
12.820% 10/25/41 3,262,152
1,000 (b) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 7.100% spread), 2022 DNA1, 144A
12.420% 1/25/42 1,078,242

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JLS
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 2,275 (b) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 3.400% spread), 2022 DNA1, 144A
8.720% 1/25/42 $ 2,352,751
4,900 (b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 4.750% spread), 2022 DNA2, 144A
10.070% 2/25/42 5,227,270
3,750 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 5.650% spread), 2022 DNA3, 144A
8.647% 4/25/42 4,070,995
450 (b) Freddie Mac STACR REMIC Trust 2023-DNA1, (SOFR30A
reference rate + 3.100% spread), 2023 DNA1, 144A
8.444% 3/25/43 472,800
110 (b) Freddie Mac Strips, (SOFR30A reference rate + 5.806%
spread), 2014 327, (I/O)
0.487% 3/15/44 8,555
6,826 (b),(c) Government National Mortgage Association, (SOFR30A
reference rate + 6.250% spread), 2020 133, (I/O)
0.931% 9/20/50 684,727
1,500 GS Mortgage Securities Corp Trust 2017-SLP, 2017 SLP,
144A
4.605% 10/10/32 1,406,346
1,000 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 1.747% spread), 2018 TWR, 144A
7.073% 7/15/31 615,000
892 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 4.222% spread), 2018 TWR, 144A
9.548% 7/15/31 37,464
700 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 3.097% spread), 2018 TWR, 144A
8.423% 7/15/31 143,325
1,100 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 1.897% spread), 2018 TWR, 144A
7.223% 7/15/31 456,500
700 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 2.397% spread), 2018 TWR, 144A
7.723% 7/15/31 220,500
1,000 (b) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 2.864% spread), 2021 ARDN, 144A
8.190% 11/15/36 969,171
1,400 (b),(c) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 3.464% spread), 2021 ARDN, 144A
8.790% 11/15/36 1,346,826
2,000 (c) GS Mortgage Securities Trust 2016-GS4, 2016 GS4 3.952% 11/10/49 1,705,061
1,000 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY, 144A 2.943% 12/10/41 734,406
377 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES, 144A
4.452% 5/05/32 358,553
441 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES, 144A
4.452% 5/05/32 416,982
366 JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN, 2020 NNN, 144A
3.972% 1/16/37 173,989
2,000 (c) JPMBB Commercial Mortgage Securities Trust 2014-C22,
2014 C22
4.561% 9/15/47 1,701,875
1,000 (c) JPMBB Commercial Mortgage Securities Trust 2015-C27,
2015 C27
3.898% 2/15/48 905,200
760 (c) JPMBB Commercial Mortgage Securities Trust 2015-C29,
2015 C29
4.118% 5/15/48 720,533
1,189 (c) JPMBB Commercial Mortgage Securities Trust 2016-C1,
2016 C1
4.702% 3/17/49 1,102,998
2,000 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP5,
2017 JP5
3.904% 3/15/50 1,625,608
1,500 JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6, 144A
4.453% 7/15/50 1,006,207
1,930 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6
3.703% 7/15/50 1,423,009
1,849 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7, 144A
4.383% 9/15/50 1,436,668
1,214 (c) Morgan Stanley Bank of America Merrill Lynch Trust 2014
C19, 2014 C19
4.000% 12/15/47 1,153,374
226 Morgan Stanley Capital I Trust 2015-MS1, 2015 MS1 4.023% 5/15/48 211,675
181 Morgan Stanley Mortgage Loan Trust 2007-15AR, 2007
15AR
3.303% 11/25/37 124,715
1,000 MRCD 2019-MARK Mortgage Trust, 2019 PARK, 144A 2.718% 12/15/36 624,869
250 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.462% 6/07/35 214,006
750 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.462% 6/07/35 655,598
1,000 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE, 144A
8.155% 7/15/36 774,211

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 1,050 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 4.329% spread), 2019 MILE, 144A
9.655% 7/15/36 $ 699,680
478 (b) OPEN Trust, (TSFR1M reference rate + 5.236% spread),
2023 AIR, 144A
10.561% 10/15/28 482,987
1,000 (b) PKHL Commercial Mortgage Trust 2021-MF, (TSFR1M
reference rate + 0.994% spread), 2021 MF, 144A
6.320% 7/15/38 952,981
1,000 (b) PKHL Commercial Mortgage Trust 2021-MF, (TSFR1M
reference rate + 2.114% spread), 2021 MF, 144A
7.440% 7/15/38 807,878
1,624 (b),(c) SMR 2022-IND Mortgage Trust, (TSFR1M reference rate +
3.950% spread), 2022 IND, 144A
9.275% 2/15/39 1,495,888
127,100 SUMIT 2022-BVUE Mortgage Trust, 2022 BVUE, (I/O), 144A 0.082% 2/12/41 605,644
1,500 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 1,203,713
1,300 (c) Wells Fargo Commercial Mortgage Trust 2015-NXS1, 2015
NXS1
4.140% 5/15/48 1,121,033
Total Mortgage-Backed Securities
(cost $107,189,462) 97,777,510
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES - 41.2% (30.6% of Total Investments) X 43,862,294
1,195 AASET 2020-1 Trust, 2020 1A, 144A 6.413% 1/16/40 $ 340,537
1,500 (b),(c) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M
reference rate + 2.714% spread), 2021 FL4, 144A
8.041% 12/18/37 1,425,520
515 Affirm Asset Securitization Trust 2023-B, 2023 B, 144A 11.320% 9/15/28 533,151
585 (c) Air Canada 2020-2 Class B Pass Through Trust, 2020 A,
144A
9.000% 10/01/25 594,095
550 Avis Budget Rental Car Funding AESOP LLC, 2021 2A, 144A 4.080% 2/20/28 495,089
983 Bojangles Issuer LLC, 2020 1A, 144A 3.832% 10/20/50 926,999
750 (b) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
8.250% spread), 144A
12.787% 1/08/26 759,675
250 (b) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
5.780% spread), 144A
11.135% 3/16/25 234,525
250 Bonanza RE Ltd, 144A 5.359% 1/08/25 195,450
500 (b) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
4.910% spread), 2020 A, 144A
10.250% 12/23/24 490,000
379 (c) British Airways 2020-1 Class B Pass Through Trust, 2020 A,
144A
8.375% 11/15/28 394,015
2,000 Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A,
144A
4.690% 12/15/50 1,735,659
775 CARS-DB4 LP, 2020 1A, 144A 4.520% 2/15/50 703,921
2 (d) Carvana Auto Receivables Trust 2021-P2, 2021 P2, 144A 0.000% 5/10/28 535,875
250 (b) Cayuga Park CLO Ltd, (TSFR3M reference rate + 6.262%
spread), 2020 1A, 144A
1.000% 7/17/34 250,463
385 (b) CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate +
6.762% spread), 2020 2A, 144A
12.079% 10/20/34 386,922
375 (b) CIFC Funding 2022-II Ltd, (TSFR3M reference rate + 7.000%
spread), 2022 2A, 144A
12.310% 4/19/35 376,844
750 (b) CIFC Funding 2022-IV Ltd, (SOFR reference rate + 3.550%
spread), 2022 4A, 144A
8.864% 7/16/35 751,768
250 (b) Citrus Re Ltd, (3-Month U.S. Treasury Bill reference rate +
5.240% spread), 144A
5.100% 6/07/25 251,675
250 Cologix Data Centers US Issuer LLC, 2021 1A, 144A 5.990% 12/26/51 222,366
1,073 CyrusOne Data Centers Issuer I, 2023 1A, 144A 5.450% 4/20/48 997,712
1,000 (b) Elmwood CLO 26 Ltd, (TSFR3M reference rate + 6.450%
spread), 2024 1A, 144A
0.000% 4/18/37 1,005,675
914 EWC Master Issuer LLC, 2022 1A, 144A 5.500% 3/15/52 869,558
1,500 Frontier Issuer LLC, 2023 1, 144A 11.500% 8/20/53 1,521,768
1,500 Frontier Issuer LLC, 2023 1, 144A 8.300% 8/20/53 1,524,161
500 (b) GoldentTree Loan Management US CLO 1 Ltd, (3-Month
LIBOR reference rate + 7.762% spread), 2021 11A, 144A
8.563% 10/20/34 465,945

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JLS
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 1,000 (b) GRACIE POINT INTERNATIONAL FUNDING 2023-2,
(SOFR90A reference rate + 5.400% spread), 2023 2A, 144A
10.758% 3/01/27 $ 1,007,471
173 (b) Gracie Point International Funding 2024-1 LLC, (SOFR90A
reference rate + 7.150% spread), 2024 1A, 144A
12.508% 3/01/28 173,022
484 Hardee's Funding LLC, 2020 1A, 144A 3.981% 12/20/50 435,739
500 Hertz Vehicle Financing III LLC, 2022 1A, 144A 4.850% 6/25/26 485,410
250 (b) Hestia Re Ltd, (1-Month U.S. Treasury Bill reference rate +
9.370% spread), 144A
14.720% 4/22/25 245,250
219 HIN Timeshare Trust 2020-A, 2020 A, 144A 5.500% 10/09/39 206,392
156 HIN Timeshare Trust 2020-A, 2020 A, 144A 6.500% 10/09/39 146,773
298 LUNAR AIRCRAFT 2020-1 LTD, 2020 1A, 144A 3.376% 2/15/45 275,045
500 (b) Madison Park Funding XXXVI Ltd, (TSFR3M reference rate +
5.460% spread), 2019 36A, 144A
5.764% 4/15/35 498,414
1,125 (b) Magnetite XXIII Ltd, (TSFR3M reference rate + 6.562%
spread), 2019 23A, 144A
7.484% 1/25/35 1,128,090
250 (b) Matterhorn Re Ltd, (SOFR reference rate + 5.250% spread),
144A
5.889% 3/24/25 248,975
500 Mercury Financial Credit Card Master Trust, 2022 3A, 144A 10.680% 6/21/27 499,711
500 Mercury Financial Credit Card Master Trust, 2023 1A, 144A 9.590% 9/20/27 502,139
500 Mercury Financial Credit Card Master Trust, 2023 1A, 144A 8.040% 9/20/27 504,194
125 MetroNet Infrastructure Issuer LLC, 2023 1A, 144A 8.010% 4/20/53 126,494
1,000 MetroNet Infrastructure Issuer LLC, 2024 1A, 144A 10.860% 4/20/54 1,003,452
125 MetroNet Infrastructure Issuer LLC, 2023 1A, 144A 10.850% 4/20/53 122,831
1,304 Mexico Remittances Funding Fiduciary Estate Management
Sarl , 144A
4.875% 1/15/28 1,169,823
1,187 (d) Mosaic Solar Loan Trust 2019-2, 2019 2A, 144A 0.000% 9/20/40 364,782
714 (d) Mosaic Solar Loan Trust 2020-1, 2020 1A, 144A 0.000% 4/20/46 442,738
732 Mosaic Solar Loan Trust 2020-2, 2020 2A, 144A 5.420% 8/20/46 652,325
1,000 (d) Mosaic Solar Loans LLC, 2024 1A, 144A 10.000% 9/20/49 837,734
186 MVW 2020-1 LLC, 2020 1A, 144A 7.140% 10/20/37 180,816
500 (b) Neuberger Berman Loan Advisers NBLA CLO 53 Ltd,
(TSFR3M reference rate + 7.625% spread), 2023 23-53A,
144A
12.964% 10/24/32 501,881
500 Oportun Funding 2022-1 LLC, 2022 1, 144A 6.000% 6/15/29 491,443
195 Oportun Funding XIV LLC, 2021 A, 144A 5.400% 3/08/28 182,045
1,000 Oportun Issuance Trust 2021-B, 2021 B, 144A 5.410% 5/08/31 911,168
350 Oportun Issuance Trust 2021-C, 2021 C, 144A 5.570% 10/08/31 308,116
2,000 Oportun Issuance Trust 2024-1, 2024 1A, 144A 12.072% 4/08/31 1,992,487
925 (b) Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate +
5.300% spread), 2023 1A, 144A
10.618% 1/20/36 937,178
625 (b) Palmer Square CLO Ltd, (TSFR3M reference rate + 6.350%
spread), 2022 1A, 144A
11.668% 4/20/35 628,022
750 (b) Rad CLO 7 Ltd, (TSFR3M reference rate + 4.150% spread),
2020 7A, 144A
9.480% 4/17/36 751,403
400 (b) Residential Reinsurance 2020 Ltd, (3-Month U.S. Treasury
Bill reference rate + 6.010% spread), 2020 A, 144A
6.510% 12/06/24 390,120
500 (b) Residential Reinsurance 2022 Ltd, (3-Month U.S. Treasury
Bill reference rate + 7.690% spread), 144A
13.045% 12/06/26 505,900
500 (b) SD Re Ltd, (3-Month U.S. Treasury Bill reference rate +
9.250% spread), 144A
14.590% 11/19/24 497,400
35 Sierra Timeshare 2019-3 Receivables Funding LLC, 2019 3A,
144A
4.180% 8/20/36 34,629
220 Sierra Timeshare 2020-2 Receivables Funding LLC, 2020 2A,
144A
6.590% 7/20/37 214,266
1,000 (b) Sixth Street CLO XIX Ltd, (3-Month LIBOR reference rate +
6.162% spread), 2021 19A, 144A
6.035% 7/20/34 1,001,274
427 Start II LTD, 2019 1, 144A 5.095% 3/15/44 370,573
494 Sunnova Helios XII Issuer LLC, 2023 B, 144A 6.000% 8/22/50 464,006
1,000 (b) TCW CLO 2021-2 Ltd, (3-Month LIBOR reference rate +
7.122% spread), 2021 2A, 144A
6.985% 7/25/34 985,947
500 (b) Ursa Re II Ltd, (3-Month U.S. Treasury Bill reference rate +
7.000% spread), 144A
12.355% 12/06/25 519,800

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 1,013 Vivint Solar Financing V LLC, 2018 1A, 144A 7.370% 4/30/48 $ 944,621
520 VR Funding LLC, 2020 1A, 144A 6.420% 11/15/50 482,053
500 Ziply Fiber Issuer LLC, 2024 1A, 144A, (WI/DD) 7.810% 4/20/54 500,387
1,000 Ziply Fiber Issuer LLC, 2024 1A, 144A, (WI/DD) 11.170% 4/20/54 1,000,587
Total Asset-Backed Securities
(cost $46,771,153) 43,862,294
Total Long-Term Investments
(cost $153,960,615) 141,639,804
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.5% (1.1% of Total Investments)
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5% (1.1% of Total Investments) X 1,610,000
$ 1,610 Federal Home Loan Bank Discount Notes 0.000% 4/01/24 $ 1,610,000
Total U.S. Government and Agency Obligations
(cost $1,610,000) 1,610,000
Total Short-Term Investments
(cost $1,610,000) 1,610,000
Total Investments (cost $155,570,615 ) - 134.7% 143,249,804
Borrowings - (3.3)% (e),(f) (3,520,000)
Reverse Repurchase Agreements, including accrued interest - (29.9)%(g) (31,748,561)
Other Assets & Liabilities, Net -  (1.5)% (1,667,439)
Net Assets Applicable to Common Shares - 100% $ 106,313,804
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 97,777,510 $ – $ 97,777,510
Asset-Backed Securities – 41,681,165 2,181,129 43,862,294
Short-Term Investments:
U.S. Government and Agency Obligations – 1,610,000 – 1,610,000
Total
$ – $ 141,068,675 $ 2,181,129 $ 143,249,804

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JLS
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
Level 3
JLS
Asset-Backed
Securities
Balance at the beginning of period $ 1,379,951
Gains (losses): -
Net realized gains (losses) 5,922
Change in net unrealized appreciation (depreciation) 6,231
Purchases at cost 832,040
Sales at proceeds (44,836)
Net discounts (premiums) 1,821
Transfers into -
Transfers (out of) -
Balance at the end of period $ 2,181,129
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ 6,231
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JLS Asset-Backed Securities $2,181,129 Indicative Trade Broker Quote $30.72-$21,435 $8,579.11
Yield Spread Broker Quote 12.49% N/A
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $47,735,562 have been pledged as collateral for reverse repurchase agreements.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Borrowings as a percentage of Total Investments is 2.5%.
(f) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $30,926,979 have been pledged as collateral for borrowings.
(g) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 22.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.